Unaudited Pro-forma Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Revenue	$ 1,307,148	$ 1,414,520
Net (loss) income	$ (21,915)	$ 3,960